BORROWINGS - Long-term future principal repayments (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
BORROWINGS
2025	¥ 4,014,874
2026	7,564,363
2027	8,180,557
2028	2,384,838
2029	1,720,275
Thereafter	793,240
Total	¥ 24,658,147